Bank Loans and issuance of Debt Securities - Summary of Issuance of Debt Securities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Sep. 26, 2022	Mar. 17, 2022	Dec. 31, 2021	Oct. 15, 2021	May 07, 2021	Dec. 31, 2020	Jun. 25, 2020	Nov. 09, 2017	Apr. 06, 2017	Jul. 08, 2016	Feb. 20, 2015
Disclosure of debt securities [line items]
Issuance of debt securities	$ 26,457,588			$ 22,500,000			$ 17,000,000
Less - Current portion	(602,000)			(3,800,000)			(1,500,000)
Long-term portion	25,855,588			18,700,000			15,500,000
Unsecured Debt GAP-17 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			$ 1,500,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-15-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,500,000			1,500,000			1,500,000					$ 1,500,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-20-3 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,598,000			3,598,000			3,598,000	$ 3,598,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-21-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,000,000			3,000,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-22-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,000,000		3,000,000
TIIE Rate Plus 49 Basis Point [Member] | Unsecured Debt GAP-16 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities							1,500,000				$ 1,500,000
TIIE Rate Plus 49 Basis Point [Member] | Unsecured Debt GAP-17 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				1,500,000			1,500,000			$ 1,500,000
TIIE Rate Plus 44 Basis Point [Member] | Unsecured Debt GAP-17-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				2,300,000			2,300,000		$ 2,300,000
TIIE Rate Plus 45 Basis Point [Member] | Unsecured Debt GAP-19 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,000,000			3,000,000			3,000,000
TIIE Rate Plus 17 Basis Point [Member] | Unsecured Debt GAP-20 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,000,000			3,000,000			3,000,000
TIIE Plus 85 Basis Points [Member] | Unsecured Debt GAP-20-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	602,000			602,000			$ 602,000	$ 602,000
TIIE Plus 60 Basis Points [Member] | Unsecured Debt GAP-21 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	2,500,000			2,500,000		$ 2,500,000
TIIE Plus 25 Basis Points [Member] | Unsecured Debt GAP-21V [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,500,000			$ 1,500,000	$ 1,500,000
TIIE Rate Plus 18 Basis Point [Member] | Unsecured Debt GAP-22 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	2,000,000		$ 2,000,000
TIIE Rate Plus 26 Basis Point [Member] | Unsecured Debt GAP-22L [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 2,757,588	$ 2,757,588